Drilling units (Details) (Drilling units [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Drilling units [Member]
Drilling units [Line Items]
Cost	$ 2,306.7		$ 2,306.7		$ 2,297.0	[1]
Accumulated depreciation	(231.5)		(231.5)		(194.0)	[1]
Net book value	2,075.2		2,075.2		2,103.0	[1]
Depreciation and amortization expense	$ 22.3	$ 16.6	$ 43.9	$ 30.9

[1]	Restated